Derivative Instruments and Hedging Activities - Summarization of Recognized Gains and Losses of Cash Flow Hedges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Foreign currency forward contracts | Designated as hedging | Contract drilling services | Cash flow hedges | Cost of Goods and Service, Excluding Depreciation, Depletion, and Amortization
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(loss) reclassified from AOCI to "Contract drilling services" costs	$ 0	$ 320